Above market acquired charters - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended
	Jan. 17, 2018	May 04, 2018	Jun. 30, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Above market acquired charters acquisition			$ 10,041
M/T Anikitos
Acquired Finite Lived Intangible Assets [Line Items]
Above market acquired charters acquisition		$ 496
M/T Aristaios
Acquired Finite Lived Intangible Assets [Line Items]
Above market acquired charters acquisition	$ 9,545